Note 5 - Fair Value of Financial Instruments (10Q) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Notes Tables
Fair Value, Assets Measured on Recurring Basis [Table Text Block]
	Fair value measurement at reporting date
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
March 31, 2023
Cash equivalents:
Money market funds	$14,014,584	$—	$—
Commercial paper	—	—	—
Total cash and cash equivalents	$14,014,584	$—	$—

Marketable securities:
Commercial paper	—	1,994,090	—
US treasury	—	997,680	—
Total marketable securities	$—	$2,991,770	$—

Total financial assets	$14,014,584	$2,991,770	$—

December 31, 2022:
Cash equivalents:
Money market funds	$8,526,786	$—	$—
Commercial paper	—	—	—
Total cash and cash equivalents	$8,526,786	$—	$—

Marketable securities:
Commercial paper	—	9,424,170	—
US treasury	—	2,984,770	—
Total marketable securities	$—	$12,408,940	$—

Total financial assets	$8,526,786	$12,408,940	$—

	Fair value measurement at reporting date
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
December 31, 2022
Cash equivalents:
Money market funds	$8,526,786	$—	$—
Commercial paper	—	—	—
Total cash and cash equivalents	$8,526,786	$—	$—

Marketable securities:
Commercial paper	$—	$9,424,170	$—
US treasury	—	2,984,770	—
Total marketable securities	$—	$12,408,940	$—

Total financial assets	$8,526,786	$12,408,940	$—